Restricted Cash	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cara Therapeutics, Inc.
Restricted Cash

5.Restricted Cash

Cara historically had restricted cash balances that related to former lease agreements that terminated in prior periods. The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Condensed Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Condensed Consolidated Statements of Cash Flows. For the three months ended March 31, 2024, $408 of restricted cash became unrestricted in January 2024 and $1,500 of restricted cash became unrestricted in October 2024 in relation to the termination of these former lease agreements. There was no restricted cash as of March 31, 2025 or December 31, 2024.

	March 31, 2025	December 31, 2024
Cash and cash equivalents	$34,217	$37,903
Restricted cash, current assets	—	—
Restricted cash, long-term assets	—	—
Total cash, cash equivalents, and restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$34,217	$37,903

8.Restricted Cash

In May 2023, the Company entered into the New Lease with 400 Atlantic Joint Venture LLC and SLJ Atlantic Stamford LLC (tenants-in-common), or the Landlord, for the lease of 26,374 square feet of office space located at 400 Atlantic Street, Stamford, Connecticut 06901 for its new principal executive offices. The Company was required to maintain a stand-by letter of credit as a security deposit under the New Lease for its office space in Stamford, Connecticut (refer to Note 19, Commitments and Contingencies: Leases). The fair value of the letter of credit approximated its contract value. The Company’s bank required the Company to maintain a restricted cash balance to serve as collateral for the letters of credit issued to the landlord by the bank for the New Lease and the previous Stamford Lease. The restricted cash balance for the New Lease and the Stamford Lease was invested in a commercial money market account.

On September 26, 2024, the Company entered into the Assignment Agreements in which the New Lease, leasehold improvements, and other property and equipment from the corporate office space were transferred to a third party on November 1, 2024 (refer to Note 19, Commitments and Contingencies: Assignment of New Lease). In accordance with the Assignment Agreements, the $1,500 of restricted cash became unrestricted in October 2024. As of December 31, 2024, there was no restricted cash on the Company’s Consolidated Balance Sheet. As of December 31, 2023, the Company had $408 of restricted cash related to its previous lease (which was terminated in December 2023 and became unrestricted in January 2024) in current assets and $1,500 of restricted cash related to the New Lease in long-term assets.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Consolidated Statements of Cash Flows.

	December 31, 2024	December 31, 2023
Cash and cash equivalents	$37,903	$51,775
Restricted cash, current assets	—	408
Restricted cash, long-term assets	—	1,500
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statements of Cash Flows	$37,903	$53,683